Note 12 - Segmented Information - Geographic Information (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Canada 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 30,653,428	$ 21,324,785